UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02608)

Exact name of registrant as specified in charter:	Putnam Money Market Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2016

Date of reporting period:	June 30, 2016

Item 1. Schedule of Investments:

Putnam Money Market Fund

The fund's portfolio
6/30/16 (Unaudited)

REPURCHASE AGREEMENTS (37.7%)(a)
			Principal amount	Value

Interest in $312,347,000 joint tri-party repurchase agreement dated 6/30/16 with Citigroup Global Markets, Inc. due 7/1/16 - maturity value of $116,001,418 for an effective yield of 0.440% (collateralized by various U.S. Treasury notes with coupon rates ranging from 0.875% to 3.625% and due dates ranging from 3/31/18 to 2/15/20, valued at $318,593,957)			$116,000,000	$116,000,000

Interest in $115,000,000 tri-party repurchase agreement dated 6/30/16 with Goldman, Sachs & Co. due 7/1/16 - maturity value of $115,001,342 for an effective yield of 0.420% (collateralized by various mortgage backed securities with coupon rates ranging from 2.500% to 6.000% and due dates ranging from 5/1/24 to 5/1/46, valued at $117,300,000)			115,000,000	115,000,000

Interest in $347,054,000 joint tri-party repurchase agreement dated 6/30/16 with Merrill Lynch, Pierce, Fenner and Smith, Inc. due 7/1/16 - maturity value of $116,032,386 for an effective yield of 0.430% (collateralized by various mortgage backed securities with coupon rates ranging from zero % to 4.500% and due dates ranging from 8/1/22 to 6/1/46, valued at $353,995,080)			116,031,000	116,031,000

Interest in $147,833,000 joint tri-party repurchase agreement dated 6/30/16 with RBC Capital Markets, LLC due 7/1/16 - maturity value of $115,001,278 for an effective yield of 0.400% (collateralized by various mortgage backed securities with coupon rates ranging from 1.750% to 7.000% and due dates ranging from 6/1/26 to 6/1/46, valued at $150,791,336)			115,000,000	115,000,000

Total repurchase agreements (cost $462,031,000)				$462,031,000

COMMERCIAL PAPER (25.6%)(a)
	Yield (%)	Maturity date	Principal amount	Value

ABN AMRO Funding USA, LLC	0.601	7/5/16	$6,250,000	$6,249,583

Apple, Inc.	0.461	8/3/16	18,000,000	17,992,410

Bank of Nova Scotia (The) 144A (Canada)	0.854	9/22/16	5,000,000	4,990,201

BMW US Capital, LLC	0.450	8/3/16	6,000,000	5,997,525

Coca-Cola Co. (The)	0.511	7/13/16	5,250,000	5,249,108

Commonwealth Bank of Australia (Australia)	0.818	9/1/16	12,000,000	11,983,157

Commonwealth Bank of Australia 144A (Australia)	0.854	9/30/16	6,500,000	6,486,034

Cooperatieve Rabobank UA/NY (Netherlands)	0.717	8/1/16	12,000,000	11,992,612

Danske Corp. (Denmark)	0.601	8/5/16	4,250,000	4,247,521

Danske Corp. 144A, Ser. A (Denmark)	0.571	7/7/16	8,250,000	8,249,216

DnB Bank ASA 144A (Norway)	0.651	9/8/16	1,000,000	998,754

DnB Bank ASA 144A (Norway)	0.631	10/3/16	10,000,000	9,983,550

Export Development Canada (Canada)	0.611	7/15/16	12,500,000	12,497,035

HSBC Bank PLC 144A (United Kingdom)	0.798	7/21/16	10,500,000	10,500,000

Lloyds Bank PLC (United Kingdom)	0.581	7/5/16	11,300,000	11,299,272

National Australia Bank, Ltd. (Australia)	0.824	11/15/16	3,500,000	3,489,078

National Australia Bank, Ltd. 144A (Australia)	0.803	8/2/16	11,750,000	11,741,644

National Bank of Canada (Canada)	0.651	9/19/16	7,940,000	7,928,531

Nationwide Building Society (United Kingdom)	0.611	8/15/16	12,500,000	12,490,469

Nestle Finance International, Ltd. (Switzerland)	0.591	7/7/16	6,500,000	6,499,361

Nestle Finance International, Ltd. (Switzerland)	0.460	8/15/16	12,000,000	11,993,100

Nordea Bank AB (Sweden)	0.925	12/12/16	3,500,000	3,485,331

Nordea Bank AB 144A (Sweden)	0.601	8/4/16	13,600,000	13,592,293

Prudential PLC 144A (United Kingdom)	0.551	8/23/16	13,000,000	12,989,474

Simon Property Group LP	0.531	8/8/16	12,500,000	12,493,007

Skandinaviska Enskilda Banken AB (Sweden)	0.601	8/4/16	9,050,000	9,044,872

Skandinaviska Enskilda Banken AB 144A, Ser. GLOB (Sweden)	0.727	7/28/16	6,000,000	5,996,738

Svenska Handelsbanken AB 144A (Sweden)	0.641	10/5/16	18,000,000	17,969,280

Swedbank AB (Sweden)	0.813	11/3/16	18,500,000	18,447,969

Toyota Motor Credit Corp.	0.704	9/27/16	18,600,000	18,600,000

Westpac Banking Corp. 144A (Australia)	0.966	12/19/16	4,000,000	3,981,760

Westpac Banking Corp. 144A (Australia)	0.675	7/7/16	5,000,000	5,000,000

Westpac Banking Corp./NY (Australia)	0.874	8/1/16	9,250,000	9,243,070

Total commercial paper (cost $313,701,955)				$313,701,955

CERTIFICATES OF DEPOSIT (13.4%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Australia & New Zealand Banking Group, Ltd./New York, NY	0.704	10/31/16	$18,750,000	$18,750,000

Bank of America, NA	0.840	11/4/16	18,000,000	18,003,747

Bank of Montreal/Chicago, IL FRN (Canada)	0.777	10/14/16	10,000,000	10,000,000

Citibank, NA	0.710	7/25/16	9,000,000	9,000,000

Citibank, NA	0.700	10/18/16	6,000,000	6,000,000

Cooperatieve Rabobank UA/NY FRN (Netherlands)	0.797	8/11/16	6,250,000	6,251,153

Credit Suisse AG/New York, NY	0.518	7/13/16	2,450,000	2,450,310

DnB Bank ASA/New York FRN (Norway)	0.787	8/2/16	7,500,000	7,500,000

HSBC Bank USA, NA/New York, NY FRN (United Kingdom)	0.797	10/12/16	8,000,000	8,000,000

Lloyds Bank PLC/New York, NY FRN (United Kingdom)	0.817	10/31/16	7,250,000	7,250,000

Royal Bank of Canada/New York, NY (Canada)	0.840	11/22/16	3,100,000	3,101,459

Skandinaviska Enskilda Banken AB/New York, NY	0.800	9/2/16	3,500,000	3,500,059

State Street Bank & Trust Co.	0.820	7/12/16	6,000,000	6,000,000

State Street Bank & Trust Co. FRN	0.798	10/20/16	11,000,000	11,000,000

Sumitomo Mitsui Banking Corp./New York FRN (Japan)	0.809	10/28/16	18,000,000	18,000,000

Toronto-Dominion Bank/NY FRN (Canada)	0.848	12/19/16	12,000,000	12,000,000

US Bank, NA/Cincinnati OH FRN	0.750	7/20/16	17,750,000	17,750,000

Total certificates of deposit (cost $164,556,728)				$164,556,728

ASSET-BACKED COMMERCIAL PAPER (12.1%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Bedford Row Funding Corp.	0.591	9/21/16	$11,000,000	$10,985,217

CHARTA, LLC	0.631	9/7/16	11,000,000	10,986,910

Collateralized Commercial Paper Co., LLC	0.864	11/14/16	8,750,000	8,721,572

Collateralized Commercial Paper II Co., LLC 144A	0.884	11/10/16	6,250,000	6,229,833

CRC Funding, LLC	0.601	9/1/16	5,000,000	4,994,833

Fairway Finance Co., LLC 144A (Canada)	0.777	11/14/16	7,250,000	7,250,000

Gotham Funding Corp. (Japan)	0.551	7/6/16	6,925,000	6,924,471

Jupiter Securitization Co., LLC	0.854	7/5/16	5,000,000	4,999,528

Liberty Street Funding, LLC 144A (Canada)	0.904	12/12/16	8,500,000	8,465,150

MetLife Short Term Funding, LLC	0.672	10/13/16	12,250,000	12,226,289

MetLife Short Term Funding, LLC	0.621	8/1/16	6,100,000	6,096,743

Old Line Funding, LLC 144A	0.830	12/2/16	18,500,000	18,500,000

Thunder Bay Funding, LLC 144A	0.727	10/11/16	18,500,000	18,500,000

Victory Receivables Corp. (Japan)	0.591	7/1/16	8,250,000	8,250,000

Victory Receivables Corp. (Japan)	0.500	7/6/16	3,250,000	3,249,774

Working Capital Management Co. (Japan)	0.581	8/16/16	5,000,000	4,996,294

Working Capital Management Co. (Japan)	0.581	8/15/16	7,500,000	7,494,563

Total asset-backed commercial paper (cost $148,871,177)				$148,871,177

TIME DEPOSITS (5.5%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Australia & New Zealand Banking Group, Ltd./Cayman Islands (Cayman Islands)	0.400	7/1/16	$18,500,000	$18,500,000

BNP Paribas/Cayman Islands (France)	0.280	7/1/16	18,500,000	18,500,000

Credit Agricole Corporate and Investment Bank/Grand Cayman (Cayman Islands)	0.310	7/1/16	12,250,000	12,250,000

Svenska Handelsbanken/Cayman Islands (Sweden)	0.280	7/1/16	18,500,000	18,500,000

Total time deposits (cost $67,750,000)				$67,750,000

U.S. TREASURY OBLIGATIONS (3.2%)(a)
	Yield (%)	Maturity date	Principal amount	Value

U.S. Treasury FRN	0.344	1/31/17	$12,500,000	$12,499,852

U.S. Treasury FRN	0.330	7/31/16	13,250,000	13,250,029

U.S. Treasury FRN	0.313	10/31/16	13,250,000	13,250,022

Total U.S. treasury obligations (cost $38,999,903)				$38,999,903

CORPORATE BONDS AND NOTES (2.2%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Canadian Imperial Bank of Commerce/Canada sr. unsec. unsub. FRN (Canada)	1.153	7/18/16	$6,575,000	$6,575,708

Wells Fargo & Co. sr. unsec. unsub. FRN, Ser. MTN	1.164	7/20/16	9,950,000	9,951,759

Wells Fargo Bank, NA sr. unsec. FRN, Ser. MTN	0.823	2/14/17	11,000,000	11,000,000

Total corporate bonds and notes (cost $27,527,467)				$27,527,467

U.S GOVERNMENT AGENCY OBLIGATIONS (0.9%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Federal Home Loan Banks unsec. discount notes	0.501	9/21/16	$11,070,000	$11,057,393

Total U.S government agency obligations (cost $11,057,393)				$11,057,393

TOTAL INVESTMENTS

Total investments (cost $1,234,495,623)(b)				$1,234,495,623

Key to holding's abbreviations
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
MTN	Medium Term Notes

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2015 through June 30, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,225,953,908.
(b)	The aggregate identified cost on a financial reporting and tax basis is the same.
	Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund*	$37,987,287	$—	$37,987,287	$39,813	$—
	* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	64.3%
	Sweden	7.0
	Canada	5.9
	United Kingdom	5.1
	Australia	4.2
	Japan	4.0
	Cayman Islands	2.5
	France	1.5
	Switzerland	1.5
	Norway	1.5
	Netherlands	1.5
	Denmark	1.0

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	The valuation of the fund's portfolio instruments is determined by means of the amortized cost method (which approximates fair value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity and is generally categorized as a Level 2 security.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$148,871,177	$—
Certificates of deposit	—	164,556,728	—
Commercial paper	—	313,701,955	—
Corporate bonds and notes	—	27,527,467	—
Repurchase agreements	—	462,031,000	—
Time deposits	—	67,750,000	—
U.S. government agency obligations	—	11,057,393	—
U.S. treasury obligations	—	38,999,903	—

Totals by level	$—	$1,234,495,623	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Citigroup Global Markets, Inc.	Goldman, Sachs & Co.	Merrill Lynch, Pierce, Fenner and Smith, Inc.	RBC Capital Markets, LLC	Total

	Assets:
	Repurchase agreements	$116,000,000	$115,000,000	$116,031,000	$115,000,000	$462,031,000

	Total Assets	$116,000,000	$115,000,000	$116,031,000	$115,000,000	$462,031,000

	Liabilities:

	Total Liabilities	$—	$—	$—	$—	$—

	Total Financial and Derivative Net Assets	$116,000,000	$115,000,000	$116,031,000	$115,000,000	$462,031,000
	Total collateral received (pledged)##†	$116,000,000	$115,000,000	$116,031,000	$115,000,000
	Net amount	$—	$—	$—	$—

†	Additional collateral may be required from certain brokers based on individual agreements.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Money Market Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 26, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 26, 2016